Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

$ in millions	December 31, 2014			December 31, 2013
	Gross Balance	Accumulated Amortization	Net Balance	Gross Balance	Accumulated Amortization	Net Balance
Subject to Amortization
Customer Contracts (a)	$27.0	$(27.0)	$-	$27.0	$(25.8)	$1.2
Customer Relationships (b)	31.8	(6.9)	24.9	31.8	(4.6)	27.2
Other (c)	7.7	(1.3)	6.4	8.4	(0.1)	8.3
	66.5	(35.2)	31.3	67.2	(30.5)	36.7
Not subject to Amortization
Trademark/Trade name (d)	6.1	-	6.1	6.1	-	6.1
Total intangibles	$72.6	$(35.2)	$37.4	$73.3	$(30.5)	$42.8

Intangible assets acquired during period

$ in millions	Amount	Subject to Amortization/ Indefinite-lived	Weighted Average Amortization Period (years)	Amortization Method

Renewable Energy Certificates	$7.7	Subject to amortization	Various	As Utilized

Estimated Amortization Expense

	Estimated amortization expense
	Years ending December 31,
$ in millions	2015	2016	2017	2018	2019

Customer relationships	$3.8	$3.1	$2.7	$2.3	$2.1
Renewable Energy Certificates	4.2	3.5	-	-	-
	$8.0	$6.6	$2.7	$2.3	$2.1

Changes in Goodwill

$ in millions	DP&L Reporting Unit	DPLER Reporting Unit	Total

Balance at December 31, 2012
Goodwill	$2,440.5	$135.8	$2,576.3
Accumulated impairment losses	(1,817.2)	-	(1,817.2)
Net balance at December 31, 2012	$623.3	$135.8	$759.1

Goodwill impairments during 2013	$(306.3)	$-	$(306.3)

Balance at December 31, 2013
Goodwill	$2,440.5	$135.8	$2,576.3
Accumulated impairment losses	(2,123.5)	-	(2,123.5)
Net balance at December 31, 2013	$317.0	$135.8	$452.8

Goodwill impairments during 2014	$-	$(135.8)	$(135.8)

Balance at December 31, 2014
Goodwill	$2,440.5	$135.8	$2,576.3
Accumulated impairment losses	(2,123.5)	(135.8)	(2,259.3)
Net balance at December 31, 2014	$317.0	$-	$317.0